Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment.
Property, plant and equipment

10.    Property, plant and equipment

At December 31, 2021 and 2020, the acquisition or manufacturing costs and the accumulated depreciation of property, plant and equipment consisted of the following:

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2021	translation	group	Additions	Reclassifications	Disposals	2021

Land	69,582	147	93	4	2,446	(1,581)	70,691
Buildings and improvements	3,613,172	251,338	2,568	60,173	277,232	(75,303)	4,129,180
Machinery and equipment	5,233,002	243,941	9,232	419,897	103,355	(329,765)	5,679,662
Construction in progress	471,478	19,553	(30)	258,826	(345,219)	(10,275)	394,333
Property, plant and equipment	9,387,234	514,979	11,863	738,900	37,814	(416,924)	10,273,866

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2020	translation	group	Additions	Reclassifications	Disposals	2020

Land	63,992	(3,542)	(352)	8,175	1,592	(283)	69,582
Buildings and improvements	3,644,437	(298,571)	(13,130)	58,302	280,716	(58,582)	3,613,172
Machinery and equipment	5,139,656	(323,731)	(9,615)	528,280	96,267	(197,855)	5,233,002
Construction in progress	509,282	(29,668)	2,928	333,082	(337,758)	(6,388)	471,478
Property, plant and equipment	9,357,367	(655,512)	(20,169)	927,839	40,817	(263,108)	9,387,234

Depreciation

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2021	translation	group	Additions	Impairment	Reclassifications	Disposals	2021

Land	1,317	(10)	—	—	—	—	(721)	586
Buildings and improvements	2,098,019	154,893	(1,795)	260,532	3,870	11,803	(55,167)	2,472,155
Machinery and equipment	3,231,034	141,256	(868)	482,034	5,647	2,633	(295,638)	3,566,098
Construction in progress	—	—	—	—	—	—	—	—
Property, plant and equipment	5,330,370	296,139	(2,663)	742,566	9,517	14,436	(351,526)	6,038,839

Depreciation

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2020	translation	group	Additions	Impairment	Reclassifications	Disposals	2020

Land	1,332	(15)	—	—	—	—	—	1,317
Buildings and improvements	2,052,820	(170,668)	(7,122)	260,450	—	1,146	(38,607)	2,098,019
Machinery and equipment	3,112,934	(185,612)	(16,657)	477,751	—	11,484	(168,866)	3,231,034
Construction in progress	—	—	—	—	—	—	—	—
Property, plant and equipment	5,167,086	(356,295)	(23,779)	738,201	—	12,630	(207,473)	5,330,370

Book value

in € THOUS

	December 31,	December 31,
	2021	2020

Land	70,105	68,265
Buildings and improvements	1,657,025	1,515,153
Machinery and equipment	2,113,564	2,001,968
Construction in progress	394,333	471,478
Property, plant and equipment	4,235,027	4,056,864

Depreciation expense for property, plant and equipment amounted to €742,566, €738,201 and €717,650 for the years ended December 31, 2021, 2020, and 2019, respectively. These expenses are allocated within costs of revenue, selling, general and administrative and research and development expenses depending upon the area in which the asset is used.

Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €23,340 of property, plant and equipment, of which €10,339 is committed at December 31, 2021 for 2022. The terms of these agreements run 1 to 5 years.

Included in machinery and equipment at December 31, 2021 and 2020 were €778,887 and €758,151, respectively, of peritoneal dialysis cycler machines which the Company leases to customers with ESKD on a month-to-month basis and hemodialysis machines which the Company leases to physicians under operating leases.

At December 31, 2021 and 2020, the hyperinflationary effects on property, plant and equipment consisted of the following:

Effect of hyperinflation

in € THOUS

	Acquisition or	Accumulated	December 31,
	manufacturing costs	depreciation	2021

Land	3,604	—	3,604
Buildings and improvements	34,989	13,045	21,944
Machinery and equipment	56,545	34,665	21,880
Construction in progress	2,062	6	2,056
Property, plant and equipment	97,200	47,716	49,484

	Acquisition or	Accumulated	December 31,
	manufacturing costs	depreciation	2020

Land	2,784	—	2,784
Buildings and improvements	25,970	9,587	16,383
Machinery and equipment	43,041	27,322	15,719
Construction in progress	1,402	—	1,402
Property, plant and equipment	73,197	36,909	36,288